Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of preparation
2.1	Basis of preparation
These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). They have been prepared under the historical cost convention except for financial assets and share-based payments which are measured at fair value. Income and expenses have been accounted for using the accrual basis. The consolidated financial statements have been presented in US Dollars (“USD”, “$”) which is the reporting currency of the Group.
The Group has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern.
The preparation of the consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the accounting policies. The areas involving a higher degree of complexity, or areas where judgements, assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

Going concern
2.2	Going concern
These consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to discharge its liabilities in the ordinary course of business. The Group had net losses of $141.5 million for the year ended 31 December 2021 ($29.7 million for the year ended 31 December 2020), accumulated losses of $216.1 million as at 31 December 2021 ($74.7 million as at 31 December 2020), and negative operating cash flows of $62.1 million for the year ended 31 December 2021 ($30.5 million for the year ended 31 December 2020).
Notwithstanding these results, Management believes there are no events or conditions that give rise to doubt the ability of the Group to continue as a going concern for a period of twelve months after the preparation of the consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto.
The Company has funded its operations primarily with proceeds from the issuance of Common A, B Shares and Class A through
D-1
preferred shares for $88.8 million, issuance of convertible notes for $27.7 million and issuance of Swvl exchangeable notes for $66.5 million. In March 31, 2022, the Company received cash proceeds of $52.3 million and $39.6 million from the reverse recapitalization transaction and sale of shares to certain PIPE investors, respectively.
Furthermore, the review of the strategic plan and budget, including expected developments in liquidity and capital from definitive agreements entered into (Notes 34), were considered. Consequently, it has been concluded that adequate resources and liquidity to meet the cash flow requirements for the next twelve months are present, and it is reasonable to apply the going concern basis as the underlying assumption for the consolidated financial statements.

Covid-19
2.3	Covid-19
The onset of the
Covid-19
pandemic during the first quarter of 2020 and the lockdowns introduced by governments across the Group’s markets have had an impact on the Group’s business. After initial disruption, the overall business performance started showing signs of recovery from the third quarter of 2020. The economic uncertainty caused by the
Covid-19
pandemic and the extent to which the
Covid-19
pandemic will continue to impact the Group’s business, operations and financial results, including the duration and magnitude of such effects, will depend on numerous unpredictable factors.
Management has considered the effects of
Covid-19
lockdowns along with other related events and conditions, and they have not hampered the Group’s ability to expand its scale of operations. While certain sectors were negatively impacted, the Group has raised investment subsequent to the year end from the definitive agreements it has entered into (Note 34). Management have determined that
Covid-19
does not create conditions that cast significant doubt upon the Group’s ability to continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.

Initial application of a standard, amendment or an interpretation to existing standards

2.4	Initial application of a standard, amendment or an interpretation to existing standards

(i)	New standards, amendments to published approved accounting and reporting standards and interpretations which are effective during the year
The Group applied for the first time, certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2021:

•
Interest Rate Benchmark Reform – Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. The impact of adopting this standard is not significant, since the Group is not exposed to interbank offered rate (IBOR) in any of its financial instruments.

•
Covid-19-Related
Rent Concessions beyond 30 June 2021: Amendments to IFRS 16. This standard amendment has no impact on the Group’s financial statements, since the Group does not act as a lessor in any of its rent agreements.

(ii)	Standards, amendments to published standards and interpretations that are not yet effective and have not been early adopted by the Group
Certain new accounting standards and interpretations as detailed below, have been published but are not yet effective for reporting periods beginning on or after 1 January 2021 and have not been early adopted by the Group. The Group intends to adopt the below standards, if applicable, when they become effective.
•	IFRS 17 ‘Insurance Contracts’ – effective for reporting periods beginning on or after 1 January 2023

•	Amendments to IAS 1 ‘Presentation of financial statements’ – on classification of liabilities – effective for annual reporting periods beginning on or after 1 January 2024

•	Amendments to IFRS 3 ‘Business combinations’, Reference to the Conceptual Framework – effective for annual reporting periods beginning on or after 1 January 2022

•	Amendments to IAS 16 ‘Property, plant and equipment’, Proceeds before Intended Use – effective for annual reporting periods beg inning on or after 1 January 2022
•
Amendments to IAS 37 ‘Provisions, contingent liabilities and contingent assets’, Onerous Contracts, Costs of Fulfilling a Contract – effective for annual reporting periods beginning on or after 1 January 2022

•	Improvements to IFRS 9 ‘Financial Instruments’, Fees in the test for derecognition of financial liabilities – effective for annual reporting periods beginning on or after 1 January 2022

•	Amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’, Definition of Accounting Estimates – effective for annual reporting periods beginning on or after 1 January 2023

Basis of consolidation
2.5	Basis of consolidation

(i)	Subsidiaries
The consolidated financial statements comprise the financial statements of the Parent Company and its subsidiaries. A subsidiary is an entity over which the Group has control. Control is achieved when the Group is exposed or has rights to variable returns from its involvement in the entity and has the ability to affect those returns through its powers over the entity.
Specifically, the Group controls an entity if and only if the Group has:

•	power, over the entity (i.e. existing rights that give it the current ability to direct the relevant activities of the entity);

•	exposure, or rights, to variable returns from its involvement with the entity; and

•	the ability to use its powers over the entity to affect its returns.
Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. Financial statements of the subsidiaries are prepared for the same reporting year as the Group.

(ii)	Transactions eliminated on consolidation
Inter-company transactions, balances, income and expenses on transactions between Group companies are eliminated. Profits and losses resulting from inter-company transactions that are recognised in assets are also eliminated. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

Foreign currencies
2.6	Foreign currencies

(i)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The functional currencies of the entities in Egypt, Kenya, Pakistan, United Arab Emirates, Kingdom of Saudi Arabia, Jordan, Malaysia, and Spain are the Egyptian Pound, Kenyan Shilling, Pakistani Rupee, United Arab Emirates Dirham, Saudi Riyal, Jordanian Dinar, Malaysian Ringgit and Euro respectively.
Subsidiaries determine their own functional currency and items included in the financial statements of these companies are measured using that functional currency. These consolidated financial statements are presented in USD which is the Group’s presentation currency. All financial information presented in USD has been rounded to the nearest dollar, except when otherwise indicated.
(ii)	Foreign currency transactions
Transactions in foreign currencies are translated into the respective functional currency of Group entities at the spot exchange rates at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated into the functional currency at the spot exchange rate at that date.
Non-monetary
assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined.
Non-monetary
items that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction. Foreign currency differences arising on translation are generally recognised in the consolidated statement of comprehensive income, except for investment securities designated at fair value through other comprehensive income, where the exchange translation is recognised in the consolidated statement of comprehensive income.

(iii)	Foreign operations
The assets and liabilities of foreign operations are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at exchange rates at the dates of the transactions or an appropriate average rate. Equity elements are translated at the date of the transaction and not retranslated in subsequent periods.
Foreign currency differences are recognised in other comprehensive income and presented in the foreign currency translation reserve (‘foreign exchange reserve’) in equity.

Deferred transaction cost
2.7	Deferred transaction cost
The Group incurs various incremental qualifying transaction costs in anticipation of, issuance or acquiring its own equity instruments. Those costs include registration and other regulatory fees, underwriting costs and brokerage fees, amounts paid to lawyers, accountants, investments bankers and other professional advisors, fees and commissions paid to agents, brokers and dealers, printing costs and stamp duties.
The transaction costs of an equity transaction are accounted for as a deduction from equity, net of any related income tax benefit, to the extent they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided. The costs of an equity transaction that is abandoned are recognised as an expense.

Property and equipment
2.8	Property and equipment
Recognition and measurement
Items of property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Capital work in progress is stated at cost and subsequently transferred to assets when it is available for use. Cost of an item of property and equipment comprises its acquisition cost including borrowing costs and all directly attributable costs of bringing the asset to working conditions for its intended use. Such costs include the cost of replacing part of the plant and equipment when that cost is incurred, if the recognition criteria are met. Repair and maintenance costs are recognised in the consolidated statement of comprehensive income (within profit and loss) as incurred. Depreciation is computed using the straight-line method based on the estimated useful lives of assets as follows:

Years

Furniture, fittings and equipment	3 – 5
Leasehold improvements	5

The assets’ residual values and useful lives are reviewed and adjusted, if appropriate, at each financial year end to determine whether there is an indication of impairment. If any such indicator exists, an impairment loss is recognised in the consolidated statement of comprehensive income (within profit and loss). For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units).
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount, as detailed in the impairment section of this note below.
An item of property and equipment is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of comprehensive income (within profit and loss) in the year the asset is derecognised.
Subsequent costs
The cost of replacing part of an item of property or equipment is recognised in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The costs of the day-to-day
servicing of property and equipment are recognised in the consolidated statement of comprehensive income as incurred. Subsequently, any gains or losses on disposal of assets are recognised in the consolidated statement of comprehensive income.
Impairment
The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying values may not be recoverable. If such indications exist and where the carrying values exceed the estimated recoverable amounts, the assets are written down to the recoverable amounts.
Reversal of impairment is affected in the case of indications of a change in recoverable amount and is recognised in comprehensive income, however, is restricted to the net book value of the asset had there been no impairment.

Cash and cash equivalents
2.9	Cash and cash equivalents
Cash and cash equivalents include cash on hand, cash held in current and savings accounts, deposits held at call with financial institutions, and other short-term and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Intangible assets
2.10	Intangible assets
Acquired intangible assets other than goodwill comprise of developed technology, customer relationships and trade names. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses.
The Group invests a substantial cost in development of its software and enhancement of its product platforms. Expenditure on research activities is recognised in the consolidated statement of comprehensive income as incurred. The costs associated with the development of new or substantially improved products or modules are capitalized when the following criteria are met:
•	Technical feasibility to complete the development;

•	Management intent and ability to complete the product and use or sell it;

•	The likelihood of success is probable;

•	Availability of technical and financial resources to complete the development phase ;

•	Costs can be reliably measured; and

•	Probable future economic benefits can be demonstrated.
The technical feasibility of the Group’s internally developed software or modules is not proven until significant development risks are resolved by testing working models and pre-launch
versions. The software or modules, by then, are ready to be deployed in a live environment. Therefore, software development costs meeting the capitalization criteria are insignificant and have been charged to the consolidated statement of comprehensive income as incurred. However, the Group continues to assess these costs for capitalization eligibility on an ongoing basis at a project level.
Intangible assets with finite lives are typically amortized on a straight-line basis over their estimated useful lives, typically 3 to 5 years for the developed technology, customer relationships and trade names, and are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization of intangible assets is recognized in the consolidated statement of comprehensive income in the expense category consistent with the function of the intangible assets.

Business combination and goodwill
2.11	Business combination and goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling
interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.
The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organised workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree
.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling
interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses
whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognised in profit or loss.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Share capital
2.12	Share capital
Common shares
Common shares are classified as equity. Incremental costs directly attributable to the issue of Common shares are recognised as a deduction from equity.
Preferred shares
Preferred shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity. Preferred shares have similar rights to ordinary shares, in addition to rights of conversion into ordinary shares at a certain conversion ratio at any time, liquidation preferences, and the right to participate in non-liquidation
asset distribution events.

Employees' end of service benefits
2.13	Employees’ end of service benefits
The Group provides end of service benefits to its employees in the United Arab Emirates as required by the UAE Labour Law. The entitlement to these benefits is based upon the employees’ final salary and length of service, subject to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment. Management considers these as long-term obligations and, accordingly, this obligation has been classified as a non-current
liability.
At each reporting date, Management assesses the impact of accounting for the provision at present value under IAS 19 ‘Employee benefits’ while considering forward-looking factors such as the employees’ expected salary increases and expected length of future service. Management has determined that the difference between accounting for the provision for employees’ end of service benefits in accordance with UAE Labour Law compared to IAS 19 to be immaterial to the Group’s consolidated financial statements.

Defined contribution plans
2.14	Defined contribution plans
In Kenya, the Group has a defined contribution plan as required by relevant local laws. The Group contributes to Kenya’s National Social Security Fund. This is a defined contribution scheme registered under the National Social Security Fund Act.

In Spain, the Group is required to make payment against mandatory social security contributions to Tesorería General de la Seguridad Social (General Treasury for Social Security) for its employees residing in Spain.
The Group’s obligation under these schemes is limited to specific contributions legislated from time to time, per month per employee. The Group’s contributions are charged to the consolidated statement of comprehensive income in the year to which they relate. The Group has no further obligation once the contributions have been paid.

Convertible Notes
2.15	Convertible Notes
Convertible notes are presented as financial liability in the consolidated statement of financial position. On issuance of the convertible notes, the liability is measured at fair value, and subsequently carried at amortised cost (net of transaction costs) until it is extinguished on conversion or redemption. Convertible notes are classified as current liabilities based on the expected conversion date in accordance with the convertible notes agreements.

Embedded Derivatives
2.16	Embedded Derivatives
A derivative embedded in a hybrid contract is separated from the host and accounted for as a separate derivative if, the economic characteristics and risks are not closely related to the host, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognised in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Interest-bearing loans
2.17	Interest-bearing loans
Interest-bearing loans are recognised initially at fair value, net of transaction costs incurred. Interest-bearing loans are subsequently stated at amortised cost; any difference between the proceeds and the redemption value is recognised in the consolidated statement of profit or loss over the term of the loan using the effective interest method. Interest-bearing loans are classified as non-current
liabilities when the Group has an unconditional right to defer settlement of the liabilities for more than twelve months after the reporting date.

Provisions
2.18	Provisions
Provisions are recognised when the Group has a legal or constructive obligation as a result of past events, and it is probable that outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. Provisions are reviewed at each reporting date and adjusted to reflect the current best estimate.
Provisions are measured at the present value of the expenditure expected to be required to settle the obligation at the end of the reporting period, using a rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

Leases
2.19	Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Group as a lessee

2.19.1	Identifying a lease
At inception of a contract, the Group assesses whether a contract is, or contains a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
To assess whether a contract conveys the right to control the use of an identified asset, the Group assesses whether:

•	The contract involves the use of an identified asset;

•	The Group has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and/or

•	The Group has the right to direct the use of the asset.
In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable
period of a lease.
For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that:

•	is within the control of the Group; and

•
affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

For a contract that contains a lease component and one or more additional lease or non-lease
components, the Group can allocate the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease
component, where applicable. For existing office rental contracts in multiple locations, the Group does not opt to segregate the lease and non-lease
component as such
non-lease
components are inseparable in the contract and are insignificant in comparison to the overall lease payment.

(i)	Right-of-use assets
At the commencement date, the Group recognises a
right-of-use
asset and a lease liability presented separately on the consolidated statement of financial position.

(ii)	Short-term leases and leases of low-value assets
The Group has elected not to recognise
right-of-use
assets and lease liabilities to short term leases that have a lease of 12 months or less and leases of low-value
assets when new. The Group recognises the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

The Group’s
right-of-use
assets include rental of office space across different locations of operation in Egypt, Kenya, Pakistan, and United Arab Emirates. The
right-of-use
asset is initially recognised at cost comprising of the amount of the initial measurement of the lease liability:

•	any lease payments made at or before the commencement date, less any lease incentives received;

•	any initial direct costs incurred by the Group; and

•
an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognised as part of the cost of the right-of-use
asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the
right-of-use
asset over the term of the lease. In addition, the
right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements
of the lease liability.

(iii)	Lease liability
The lease liability is initially recognised at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security, and conditions. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance
fixed lease payments.
Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined. Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such cases, the Group uses a revised discount rate that reflects changes in the interest rate.
The Group recognises the amount of the
re-measurement
of the lease liability as an adjustment to the
right-of-use
asset. Where the carrying amount of the
right-of-use
asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Group recognises any remaining amount of the re-measurement
in the consolidated statement of comprehensive income (within profit and loss).

The Group exercises the exemptions available to apply a portfolio approach to their leases when assessing application of the discount rate and lease term.
The Group accounts for a lease modification as a separate lease if both:

•	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

•
the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Share-based payments
2.20	Share-based payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments i.e. equity-settled transactions. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in (Note 13).
That cost is recognised in employee benefits expense, together with a corresponding increase in equity (employee share scheme reserve), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the consolidated statement of comprehensive income for a period represents the movement in cumulative expense recognised as at the beginning and end of that period.
The Group has issued share-based payment awards, for which “grant date” is not achieved, due to the absence of a formal approval of the terms and conditions of the grant that reflect the intent of this long-term incentive scheme. The services provided by the employees prior to the grant date counts towards the vesting period of the awards. Therefore, the cost of awards is recognised in advance of the grant date, over the period services are rendered by the employees, by estimating the fair value of the equity instruments at the end of each reporting period. The grant date will be achieved subsequently, as the formal terms and conditions (which were finalised by the Board of Directors of the Parent Company (the “Board of Directors”) in July 2021) are communicated and clarified with the employees.
Service and
non-market
performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are non-vesting
conditions.
Non-vesting
conditions are reflected in the fair value of an award and lead to an immediate expense of an award unless there are also service and/or performance conditions.
No expense is recognised for awards that do not ultimately vest because non-market
performance and/or service conditions have not been met. Where awards include a market or non-vesting
condition, the transactions are treated as vested irrespective of whether the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified, the minimum expense recognised is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognised for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through comprehensive income.

Financial instruments
2.21	Financial instruments
2.21.1 Financial assets
The financial assets consist of the following:

(i)	Cash and cash equivalents;

(ii)	Current financial assets (financial asset at fair value through profit or loss); and

(iii)	Trade and other receivables – the Group’s customers include individuals (Business to customer) and corporate customers (TaaS and SaaS):

•	Regular – individual riders (not corporate customers) on intracity routes;

•	Travel – individual riders (not corporate customers) on intercity routes; and

•	Transport as a Service (‘TaaS’) – customised transport services to corporate customers

•	Software as a Service (‘SaaS’).
Individual customers
– are persons who fill bus seats on rides. The individual customer pays for the transportation services through the end-users’
authorised payment method (i.e. either through cash or through the application). When payment is made through the application (i.e. through the credit/debit card configured by the end-user
in the application or through third party electronic payment solutions) and the fare charge has not yet been settled with third party payment processors, this causes a negative balance to appear in the customer wallet which is a receivable for the Group. There is a maximum limit to the customer wallet exclusively defined for each territory. The customer is required to settle the amount before booking further riders through the Group’s platform; and
Corporate customers
– represent customers where the Group will provide transportation services through dedicated routes exclusively to individuals determined by the customers, for which an agreed contract terms will be signed. The corporate customers are billed on a monthly basis. In cases where the transactions have been completed and the amounts owed by the corporate customers have either been invoiced or are unbilled as of the reporting date, these are recognised as trade receivables by the Group.
Classification
The Group classifies its financial assets, which consists of cash and cash equivalents and trade and other receivables and to be measured at amortised cost.
The classification is driven on the Group’s business model for managing the financial assets where the financial assets are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Management determines the classification of its investment at initial recognition.

A financial asset is measured at amortised cost if it meets both of the following conditions and is not designated at Fair Value Through Profit or Loss (FVTPL):

•	the asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	the contractual terms of the financial asset give rise to cash flows on specified date that are solely payments of principal and interest on the principal amount outstanding.
Recognition and measurement
Financial assets are classified, at initial recognition, as subsequently measured at amortised cost, fair value through other comprehensive income (OCI), and fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.

(i)	Cash and cash equivalents
Cash and cash equivalents include cash on hand, cash held in current and savings accounts, deposits held at call with financial institutions, and other short-term and highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(ii)	Current financial assets (financial assets at fair value through profit or loss)
For debt instruments at fair value through profit or loss, fair value changes, interest income, foreign exchange revaluation and impairment losses or reversals are recognised in the statement of profit or loss.

(iii)	Trade and other receivables
Trade and other receivables are recognised initially at the amount of consideration that is unconditional unless they contain significant financing components, in which case they are recognised at fair value. The Group holds the trade and other receivables with the objective to collect contractual cash flows and, therefore, measures them subsequently at amortised cost using effective interest method subject to credit loss impairment.

Derecognition of financial assets
The Group derecognises financial assets when the contractual right to the cash flows from the financial assets expires, or when it transfers the rights to receive the contractual cash flows on the financial assets in a transaction in which substantially all the risk and rewards of the ownership of the financial assets are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
Impairment of financial assets
The Group has two types of financial assets that are subject to IFRS 9’s Expected Credit Loss (“ECL”) provisioning model:

•	cash and cash equivalents; and

•	trade and other receivables.

(i)	Cash and cash equivalents
Cash and cash equivalents are subject to ECL allowance in accordance with IFRS 9. As the cash and cash equivalents are held in banks with high credit rating, the ECL is estimated to be immaterial.

(ii)	Trade and other receivables
For trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group calculates the ECL based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.
The default definition determined by the Group in accordance with IFRS 9 is as follows:

•
Corporate customers
– the Group considers a corporate customer to be in default when it is overdue for more than 90 days, except for Egypt where customers are considered to be in default when it is overdue for more than 180 days; and

•	Individual customers – the Group considers an individual customer to be in default when it is overdue for more than 90 days.
The amount of the provision is charged to the consolidated statement of comprehensive income. Trade and other receivables considered irrecoverable are written-off.

2.21.2 Financial liabilities
Recognition and measurement – Accounts payable, accruals and other payables
Accounts payable, accruals and other payables consist of amounts payable to captains or operators and other vendors, accrued expenses, advance from riders and taxes payable.
Accounts payable, accruals other payables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method. These are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current
liability.
Derecognition of financial liability
The Group derecognises a financial liability when its contractual obligations are discharged, cancelled, or expired.

2.21.3 Offsetting financial instruments
Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.
Income and expenses are presented on a net basis only when permitted by the accounting standards, or for gains and losses arising from a group of similar transactions.

Revenue recognition
2.22	Revenue recognition

The Group derives its revenue principally from
end-users
who use the Group’s platform to access routes predetermined by the Group. Revenue for transport represents the gross amount of fees charged to the end user for these services. Costs incurred with captains for transportation are recorded in cost of sales.
The
end-user
contracts with the Group to utilize the Group’s network of independent operators and individual captains to deliver the transportation services. Captains are drivers using Swvl’s platform. The Group enters into contracts with the end-users
that define the price for each ride and payment terms. The Group’s acceptance of the ride request establishes enforceable rights and obligations for each contract. By accepting the end-user’s
ride request, the Group has responsibility for transportation of the end user from origin to destination. The Group enters into separate contracts with independent operators and is responsible for payment to the operator/individual captains regardless of the payment by the end user.
The Group serves customers on its platform through two offerings: “business to consumer”, comprised of Swvl Retail and Swvl Travel, and “business to business”, which includes TaaS model.
Business to customer (B2C)
Using Swvl’s platform, the Group provides customers with a network of minibuses and other vehicles that operate on fixed and semi-fixed routes within the cities and between cities. Customers book seats on vehicles available exclusively through Swvl to commute within a city and make intercity trips.
Business to
business
(B2B)
The Group enables its corporate customers to use Swvl’s technology and platform to optimize the commute and travel programs they operate for their passengers. B2B includes two offerings, Transportation as a service (TaaS) and Software as a service (SaaS). TaaS offers dedicated routes using vehicles and drivers already operating on Swvl to transport passengers to and from predetermined destinations. SaaS offerings will include access to our dedicated Swvl Business application, which centralizes passenger management, billing, scheduling, data analytics and support functions in one platform.
The Group recognizes revenue at a point in time from its contracts with customer in B2C and TaaS, and over a period of time in SaaS.
Revenue is recognised to the extent that it is probable that the economic benefits will flow to the Group and the amount of revenue can be measured reliably. Revenue is measured at the fair value of the consideration received or receivable. The principle for revenue recognition is based on the five steps in accordance with IFRS 15 as follows:

•	Identify the contract with the customer;

•	Identifying the performance obligations in the contract;

•	Determine the transaction price;

•	Allocating the transaction price to the performance obligations in the contract; and

•	Recognising revenue when (or as) the Group satisfies a performance obligation.

Principal versus
agent
considerations
The Group evaluates the presentation of revenue on a gross versus net basis based on whether they control the service provided to the end-user
and are the principal in the transaction (gross), or they arrange for other parties (operators and individual captains) to provide the service to the end-user
and are the agent in the transaction (net).
The Group considers itself a principal for the transportation services because it controls the services provided to riders. The control over the services provided to riders is demonstrated through the following key considerations:
•	The Group determines the routes on which the transportation services are operated which includes deciding on the pickup and drop off points;

•	The Group reserves the right to assign the routes to the captains;

•	The Group reserves the right to decide the fares and the captain does not have the right to amend the fare;

•
The captains are entitled to a fixed fee irrespective of the ride fare collected on a particular route whereas the Group is entitled to the entire ride fare revenue. There is no cost-plus arrangement or revenue sharing arrangement with the captain or the operator;

•	The Group has complete discretion over assigning the buses to the various business models;

•	The Group is responsible for accepting or rejecting the ride request once placed on the platform. There is no involvement of the captain in this process;

•	The credit risk is borne entirely by the Group. The Group pays the consideration due to the operators or captains irrespective of whether the rider has paid the ride fare.

•	The riders associate the Group as a primary obligor in the arrangement as the identity of the captains is not disclosed to the end-users;

•	The Group assumes responsibility for receiving and resolving the complaints registered by the end-users over the quality of the service;

•	The Group defines the quality standards, provides training to the captains and inspects vehicles to ensure that service provided meet the expectations of end-users;

•	The captain has no share in the cancellation fee paid by the end-users; and

•	Any incentives and discounts given to the end-users are entirely determined by the Group .
Performance
obligation
and recognition of revenue
As the Group is acting as a principal in accordance with IFRS 15 (as discussed above), the Group considers the end-users
to be its customers. The sole performance obligation of the Group is to provide transportation services to the end-users
by integrating the use of the Swvl platform and a network of captains and buses registered on the platform. The end-users
are charged for using transportation services (i.e. fare charges net off the discounts and incentives) and are given various incentives (discussed below). The Group recognises revenue when its performance obligation towards the end-users
has been satisfied, i.e. when the ride is completed. It is at this point in time that the end-user
becomes liable to transfer the due consideration to the Group.
End-user
discounts
and
promotions

The Group offers discounts and promotions to
end-users
to encourage use of the transportation services provided by the Group. These are offered in various forms and include:

•
Targeted discounts and promotions: these discounts and promotions are offered to specific end-users
in a market to acquire,
re-engage,
or generally increase
end-users’
use of the platform. An example of a specific
end-user
discount is the discount given to a new user on the first ride booked using the Group’s platform. The end-user
does not provide the Group with a distinct good or service against these promotions and discounts; therefore the Group deducts the amount of these discounts from the transaction price while recognising revenue. Furthermore, as the discount is provided at the completion of the ride when the Group has satisfied the performance obligation and the rider pays for the ride, no liability in relation to the issued discount schemes (i.e. promotion codes) is recognised at the time of revenue recognition.

•
Free credits: this is specific to the
end-users
using the Travel service (intercity routes) to encourage booking a two-way
trip between the cities with Swvl. A credit is transferred to the end-users’
wallet on the application after the completion of the first trip that the end-user
can consume while paying for the return trip. As the Group provides the discount that is to be used in the future by the end-user,
this is recognised as a liability until either it is redeemed by the end-user
or the validity period of such credit lapses. However, this liability is not recognised when it is immaterial.

•
Referrals – these referrals are earned when an existing
end-user
(the referring
end-user)
refers a new
end-user
(the referred
end-user)
to the platform and the new
end-user
books their first ride on the platform. These referrals are typically paid in the form of a credit given to the referring end-user.
Therefore, as the existing
end-user
provides a distinct good or service against the
end-user
referral discounts, therefore, the existing
end-user
is deemed to provide growth and marketing services to the Group. As a result of this, the end-user
referrals are recognised as selling and marketing costs.

•
Market-wide promotions – these promotions are pricing actions in the form of discounts that reduce the end-user
fare charged to
end-users
for all or substantially all rides in a specific market. Accordingly, the Group records the cost of these promotions as a reduction of revenue when the performance obligation is satisfied and revenue is recognised, i.e. when the ride is completed.

Sales refunds and waivers
The Group has a policy which entitles the
end-users
to register complaints regarding quality of service within a certain number of days. Once registered, the Group assesses the complaint and decides whether the end-users
are entitled to a refund (“Sales waivers”). The Group defers a portion from the fare and recognises it as refund liability at the completion of every ride. Upon the conclusion of refund claims or when the time to register such complaints lapses, the refund liability is reversed against revenue or cash (or customer wallet). However, the refund liability is not recognised when it is immaterial. The riders are entitled to a full or partial refund upon the cancellation of trips (“Sales refunds”). These Sales refunds are accounted for as a reversal of revenue at the time of recognition.
Software-as-a-
Service
(SaaS)
The Group derives its revenue primarily from subscription fees for its cloud-based transportation solution services. The Group hosts software applications that it makes available to its customers over subscription periods generally ranging from 12 to 24 months. The subscription agreements are non-cancelable
and do not contain provisions for refunds. Customers do not have any contractual rights to take possession of the Group’s software applications.
The Group commences revenue recognition in accordance with IFRS 15, when all of the following conditions are satisfied:
•	There is a persuasive evidence of an arrangement;

•	The subscription or other services have been or are being delivered to the customer;

•	Collection of related fees is reasonably assured; and

•	The amounts of the related fees are fixed or determinable.
Once all the revenue recognition criteria are met, the Group commences recognizing revenue rateably over the subscription period.

Loss per share
2.23	Loss per share
Basic loss per share amounts are calculated by dividing the loss of the Group by the weighted average number of ordinary shares in issue during the financial period.
Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Taxes
2.24	Taxes
Current income taxes
The Group provides for income taxes in accordance with IAS 12. As the Parent Company is incorporated in the British Virgin Islands, profits from operations of the Parent Company are not subject to taxation. However, certain subsidiaries of the Parent Company are based in taxable jurisdictions and are therefore liable for tax. Income tax on the profit or loss for the year comprises current and deferred tax on the profits of these subsidiaries. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in countries where the Group operates and generates taxable income.
Management periodically evaluates the position taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretations and establishes provision where appropriate.
Deferred tax
Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.
Deferred tax is not recognised for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; or

•
temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realised simultaneously.
A deferred tax asset is recognised for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilised. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realised.

Segment reporting
2.25	Segment reporting
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s Chief Executive Officer is the Group’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Group has determined that it operates as one operating segment.